DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2013	2012
Debt arrangement fees	11,836	11,836
Accumulated amortization	(11,141)	(10,600)
	695	1,236